Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)	[1]
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	$ 52,861	¥ 353,647	¥ 337,889
Received during the year	42,210	282,388	50,095
Released to consolidated statement of profit or loss	(4,249)	(28,427)	(34,337)
Ending balance	90,822	¥ 607,608	353,647
Current (Note 26)	3,301		22,270		¥ 22,082
Non-current	$ 87,521		¥ 331,377	[1]	¥ 585,526	¥ 315,950

[1]	Restated